Other information about investments - Additional (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investments
Non-controlling interest	€ 460	€ 471
Consideration	€ 1,432	€ 1,667
EniPower Group
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)	51.00%
Evolvere SpA Soc. Ben.
Disclosure of detailed information about investments
Equity interest acquired (as a percent)	29.48%
Consideration	€ 60
EniPower SpA
Disclosure of detailed information about investments
Proportion of ownership interest in subsidiary (as a percent)		49.00%
Gains on disposals of subsidiary		€ 542